Income Tax Expense / (Benefit) (Detail) - USD ($) $ in Millions		12 Months Ended
		Oct. 03, 2020		Sep. 28, 2019	Sep. 29, 2018
Current
Federal		$ 95		$ 14	$ 2,240
State		148		112	362
Foreign	[1]	731		824	642
Current Income Tax Expense (Benefit), Total		974		950	3,244
Deferred
Federal		279		1,829	(1,577)	[2]
State		(29)		259	(20)
Foreign		(525)	[3]	(12)	16
Deferred Income Tax Expense (Benefit), Total		(275)		2,076	(1,581)
Income taxes		699		3,026	1,663
Income Tax Expense (Benefit), Discontinued Operation		(10)		39	0
Income Tax Expense (Benefit), Continuing Operations, Discontinued Operations		$ 689		$ 3,065	$ 1,663

[1]	Includes foreign withholding taxes.
[2]	Includes the Tax Act Deferred Remeasurement in fiscal 2018.
[3]	Includes the tax effect of the intangible impairment in fiscal 2020.